Recoverable Taxes - Schedule of Over Adherence to the Annually Established Plan (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	R$ 1,297
In 1 year [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	684
From 1 to 2 years [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	162
From 2 to 3 years [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	146
From 3 to 4 years [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	120
From 4 to 5 years [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	64
More than 5 years [Member]
Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	R$ 121